E1 Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Summary of Capital Stock	Capital stock

Capital stock
Parent Company	Class A shares	Class B shares	Total
December 31, 2023	1,309	15,413	16,722
December 31, 2022	1,309	15,363	16,672

Summary of Number of Shares

Number of shares
2023	Class A shares	Class B shares	Total
As of January 1	261,755,983	3,072,395,752	3,334,151,735
As of December 31	261,755,983	3,082,395,752	3,344,151,735

2022	Class A shares	Class B shares	Total
As of January 1	261,755,983	3,072,395,752	3,334,151,735
As of December 31	261,755,983	3,072,395,752	3,334,151,735

Summary of Other Reserves

Other reserves
	2023				2022
SEK million	Translation reserves	Cash flow hedge reserve	Revaluation of borrowings	Total other reserves	Translation reserves	Cash flow hedge reserve	Revaluation of borrowings	Total other reserves
Opening balance	8,443	–719	477	8,201	1,206	–411	–341	454

Other comprehensive income

Items that will not be reclassified to profit or loss
Revaluation of borrowings due to change in credit risk	–	–	–667	–667	–	–	1,030	1,030
Cash flow hedge reserve
Gains/losses arising during the period	–	–	–	–	–	3,703	–	3,703
Transfer to goodwill	–	–	–	–	–	–3,677	–	–3,677
Tax on items that will not be reclassified to profit or loss	–	–	137	137	–	–758	–212	–970

Items that have been or may be reclassified to profit or loss
Cash flow hedge reserve
Gains/losses arising during the period	–	754	–	754	–	–701	–	–701
Reclassification to profit and loss	–	1,090	–	1,090	–	280	–	280
Translation reserves
Changes in translation reserves	–2,425	–	–	–2,425	7,273	–	–	7,273
Reclassification to profit and loss	59	–	–	59	–85	–	–	–85
Share of other comprehensive income of JV and associated companies	–10	–	–	–10	49	–	–	49
Tax on items that have been or may be reclassified to profit or loss	–	–380	–	–380	–	87	–	87
Other comprehensive income, net of tax	–2,376	1,464	–530	–1,442	7,237	–1,066	818	6,989
Total comprehensive income	–2,376	1,464	–530	–1,442	7,237	–1,066	818	6,989
Transfer to retained earnings	–	–	–	–	–	758	–	758
Closing balance	6,067	745	–53	6,759	8,443	–719	477	8,201